Quarterly Data-Unaudited	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Quarterly Data-Unaudited
QUARTERLY DATA-UNAUDITED

($ in millions, except per share data)	1st Quarter		2nd Quarter		3rd Quarter		4th Quarter
2016:
Sales	$3,924.1		$4,241.9		$4,132.1		$4,584.3
Gross profit	2,167.3		2,381.3		2,286.0		2,500.0
Operating profit	613.1		710.1		699.1		728.6
Net earnings from continuing operations	585.8		418.0		402.6		747.0
Net earnings (loss) from discontinued operations	172.6		238.7		(11.0)		—
Net earnings	758.4		656.7		391.6		747.0
Net earnings per share from continuing operations:
Basic	$0.85		$0.60		$0.58		$1.08	**
Diluted	$0.84		$0.60		$0.57		$1.07
Net earnings (loss) per share from discontinued operations:
Basic	$0.25		$0.35		$(0.02)		$—
Diluted	$0.25		$0.34		$(0.02)		$—
Net earnings per share:
Basic	$1.10		$0.95		$0.57	*	$1.08	**
Diluted	$1.09		$0.94		$0.56	*	$1.07	**

2015:
Sales	$3,192.2		$3,406.3		$3,512.2		$4,323.0
Gross profit	1,741.6		1,878.9		1,893.4		2,257.2
Operating profit	447.7		582.9		480.0		651.6
Net earnings from continuing operations	347.9		497.9		379.9		521.0
Net earnings from discontinued operations	221.9		197.8		1,023.4		167.6
Net earnings	569.8		695.7		1,403.3		688.6
Net earnings per share from continuing operations:
Basic	$0.49		$0.70		$0.55		$0.76
Diluted	$0.48		$0.69		$0.54		$0.75	**
Net earnings per share from discontinued operations:
Basic	$0.31		$0.28		$1.49		$0.24	**
Diluted	$0.31		$0.27		$1.46		$0.24	**
Net earnings per share:
Basic	$0.81	*	$0.98		$2.04		$1.00	**
Diluted	$0.79		$0.97	*	$2.01	*	$0.99	**

*	Net earnings per share amount does not add due to rounding.

**	Net earnings per share amounts do not add across to the full year amount due to rounding.